Intangible Assets (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Intangible Asset
Beginning balance		¥ 1,276,751		¥ 1,994,292
Addition		30,073
Amortization		(583,416)	$ (91,551)	(623,524)	¥ (619,733)
Foreign currency translation difference		(22,188)		(94,017)
Ending balance		701,220		1,276,751	1,994,292
Impairment charges		¥ 0		¥ 0	¥ 0
Convertible preferred stock
Intangible Asset
Addition	¥ 2,852,000